SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Insurance	$ 315,281	$ 526,555
Prepaid other	487,956	214,493
Deposits	2,553,219	4,016,052
Prepaid expenses and deposits	$ 3,356,456	$ 4,757,100